Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Deficit

NOTE 11 - STOCKHOLDERS’ DEFICIT

Series A Convertible Preferred Stock

During the third quarter of fiscal 2016, the Company initiated a subscription agreement to offer accredited investors up to 1,000,000 units (“Units”) of securities, each Unit consists of one (1) share of Series A Convertible Preferred Stock and one (1) Series A Warrant (“Warrant”). The price per Unit was $0.50 for a maximum aggregate proceeds of $500,000. There are no dividends on the Series A Convertible Preferred Stock. The Warrants were exercisable at $0.50 per share for a period of one year. As of March 31, 2018, the warrants were not exercised. Therefore, the Company has disclosed the expiration of the Warrants.

On March 20, 2017, the Company’s Series A Preferred Convertible Stock shareholders (“Series A Holders”) each voted to waive and remove the provisions of Section 5(iii) of the Certificate of Designations of the Series A Preferred Stock Designation. Series A Holders have each agreed individually and also as a group to convert their Series A Convertible Preferred Stock into common stock at a conversion price equal to $0.30 per share. A total of 250,000 shares of the Company’s Series A Preferred Convertible Stock were converted into an aggregate of 416,667 shares of common stock. As a result of this action, there currently are no Series A Convertible Preferred Stock issued and outstanding.

Common Stock

On January 9, 2018, the Company issued 899,685 shares of its common stock to Tangiers pursuant to Tangiers’ conversion of $100,000 of Note 1 at a conversion price of $0.11.

On January 15, 2018, the Company issued 200,000 shares of common stock related to an Employment Agreement with Sandra Fowler, Chief Marketing Officer. The Company recorded a fair value of $66,000 ($0.33 per share) based upon the most current trading price of the Company’s stock.

On February 5, 2018, Dr. Coleman and Benjamin Coleman voluntarily returned and canceled an aggregate of 3,280,470 common shares in order to prevent dilution to the shareholders during the Company’s efforts to secure new senior management, provide additional incentive equity and to form an advisory board. The return of common stock by Dr. Coleman and Benjamin Coleman was a non-cash transaction and reduces the common stock outstanding as of March 31, 2018.

On February 20, 2018, the Company issued 43,387 shares of common stock related to an Employment Agreement with Daniel Weadock, Chief Executive Officer. The Company recorded a fair value of $7,810 ($0.18 per share) based upon the most current trading price of the Company’s stock.

On February 23, 2018, the Company issued 12,135 shares of common stock related to a Director Agreement with Daniel Weadock, Chief Executive Officer. The Company recorded a fair value of $2,063 ($0.17 per share) based upon the most current trading price of the Company’s stock.

On March 5, 2018, the Company issued 269,716 shares of its common stock to Tangiers pursuant to Tangier’s conversion of $25,000 of Note 1 at a conversion price of $.09.

On March 20, 2018, the Company issued 30,000 shares of its common stock to members of the Company’s Advisory Board. The Company recorded a fair value of $4,200 ($0.14 per share) based upon the most recent trading price of the Company’s stock.

On March 21, 2018, the Company issued 295,631 shares of its common stock to Tangiers pursuant to Tangier’s conversion of $25,000 of Note 1 at a conversion price of $.08.

Common Stock Warrants

For the three months ended March 31, 2018 and the year ended December 31, 2017, no warrants were outstanding.

NOTE 14 - SHAREHOLDERS’ EQUITY

Convertible Series A Preferred Stock

During the third quarter of fiscal 2016, the Company initiated a subscription agreement to offer accredited investors up to 1,000,000 units (“Units”) of securities, each Unit consists of one (1) share of Series A Convertible Preferred Stock and one (1) Series A Warrant (“Warrant”). The price per Unit was $0.50 for a maximum aggregate proceeds of $500,000. There are no dividends on the Series A Convertible Preferred Stock. The Warrants were exercisable at $0.50 per share for a period of one year. As of September 30, 2017, the warrants were not exercised. Therefore, the Company has disclosed the expiration of the Warrants.

From August 15 to August 29, 2016, the Company sold an aggregate of 250,000 Units to three (3) investors for total proceeds of $125,000. During the year ended December 31, 2017 and 2016, the Company amortized $33,238 and $0 of debt discount related to the warrants, respectively. The remaining debt discount related to the warrants is $0.

On March 20, 2017, the Company’s Series A Preferred Convertible Stock shareholders (“Series A Holders”) each voted to waive and remove the provisions of Section 5(iii) of the Certificate of Designations of the Series A Preferred Stock Designation. Series A Holders have each agreed individually and also as a group to convert their Series A Convertible Preferred Stock into common stock at a conversion price equal to $0.30 per share. A total of 250,000 shares of the Company’s Series A Preferred Convertible Stock were converted into an aggregate of 416,667 shares of common stock. As a result of this action, there currently are no Series A Convertible Preferred Stock issued and outstanding.

From April 26, 2017 through May 3, 2017, the Company sold an aggregate of 750,000 shares of Series A Preferred Common Stock to thirteen (13) U.S. accredited investors at $0.40 per share for proceeds of $300,000.

Common Stock

On January 19, 2016, the Company issued 300,000 shares of common stock to Kodiak Capital Group, LLC as a commitment fee for a Two Million Dollar Equity Financing Agreement. The Company recorded a fair value of $120,000 ($0.40 per share) based upon the most recent trading price per share of the Company’s stock. The Company is subject to a Registration Rights Agreement which requires the Company to file a S1 Registration Statement with the SEC by March 31, 2016 and must receive a notice of effectiveness from the SEC prior to executing a Put Notice. The Purchase Price of the security is based on 80% of the market price based on the Put Date. Market price is calculated on the lowest daily volume weight average price for any trading day during the valuation period, which is the five days from the Put Notice to the Put Date.

On January 22, 2016, the Company issued 125,000 shares of common stock to Emerging Growth, LLC, to provide investor and public relations services. The Company recorded a fair value of $43,750 ($0.35 per share) based upon the most recent trading price per share of the Company’s stock.

On March 14, 2016, the Company issued 11,330 shares to a consultant for services rendered, of common stock with a fair value of $4,986 ($0.44 per share) based upon the most recent trading price per share of the Company’s stock.

On March 22, 2016, the Company entered into a securities purchase agreement with FirstFire Global Opportunities Fund, LLC, and Rockwell Capital Partners Inc., relating to the issuance and sale of notes of $272,500 in aggregate principal amount including $250,000 actual payment of purchase price plus a 9% original issue discount, and an aggregate total of 50,000 shares of common stock valued at $23,500 ($0.47 per share). The notes carry an interest on the unpaid principal amount at the rate of 3% per annum. Any principal amount or interest which is not paid when due shall bear interest at the rate of 15% per annum from the due date until the same is paid. The notes mature on September 22, 2016 and may be prepaid in whole or in part except otherwise explicitly set forth in the Note. If the Company exercises its right to prepay or repay the notes, the Company shall make payment to the note holders of an amount in cash equal to the sum of 125% multiplied by the principal amount plus accrued and unpaid interest on the principal amount to the optional prepayment date plus default interest, if any. The notes convert into shares of common stock at a price equal to $0.30; provided, however that from and after the occurrence of any event of default hereunder, the conversion price shall be the lower of: (i) the fixed conversion price or (ii) 45% multiplied by the lowest sales price of the common stock in a public market during the ten (10) consecutive trading day period immediately preceding the trading day that the Company receives a Notice of Conversion (as defined in the notes).

On March 23, 2016, the Company issued 100,000 shares of common stock to one U.S. accredited investor at $0.50 per share for cash totaling $50,000.

On March 31, 2016, the Company issued 5,000 shares to a consultant for services rendered, of common stock with a fair value of $2,050 ($0.41 per share) based upon the most recent trading price per share of the Company’s stock.

On January 17, 2017, the Company issued 800,000 shares of common stock to Lyons Capital, LLC for a six-month consulting and road show services agreement. The Company recorded fair value of $352,000 ($0.44 per share) based upon the most recent trading price per share of the Company’s stock.

From February 22, 2017 through March 15, 2017, the Company sold, in reliance upon Regulation D Rule 506, a total of 2,060,000 shares of common stock to seventeen (17) U.S. accredited investors at $0.40 per share for cash totaling $824,000.

On March 20, 2017, the Company’s Series A Preferred Convertible Stock shareholders (“Series A Holders”) each voted to waive and remove the provisions of Section 5(iii) of the Certificate of Designations of the Series A Preferred Stock. Series A Holders have each agreed individually and also as a group to convert their Series A Convertible Preferred Stock into common stock at a conversion price equal to $0.30 per share. A total of 250,000 shares of the Company’s Series A Preferred Convertible Stock were converted into an aggregate of 416,667 shares of common stock.

On March 20, 2017, the Company entered into a settlement agreement relating to two (2) promissory notes with FirstFire Global Opportunities Fund, LLC dated October 19, 2016 and December 12, 2016. Pursuant to the settlement, the Company paid the holder an aggregate of $252,917 in cash and issued 333,333 shares of common stock. The Company was released from any further liability under this FirstFire Global Opportunities Fund, LLC note upon payment of this amount.

On March 24, 2017, the Company entered into a securities purchase agreement with Tangiers Global, LLC (“Tangiers”) relating to the issuance and sale of notes (“Tangiers Note”) in the aggregate principal amount of up to $550,000, which includes a 10% original issue discount. The Tangiers Note is convertible into shares of common stock at a price equal to $0.30 per share. On October 10, 2017, the Company executed Amendment #1 (“Amendment #1”) to the Tangiers Note for a final draw of $250,000 payment plus a 10% original issue discount (the “Final Draw”). Amendment #1 modified the maturity date of the Tangiers Note from eight months to six months from the effective date of each payment. In addition, Amendment #1 included use of proceeds for the $250,000 received from Tangiers. All other terms and conditions of the Tangiers Note remain effective and were not amended.

From April 26, 2017 through May 3, 2017, the Company sold an aggregate of 750,000 shares of Series A Preferred Common Stock to thirteen (13) U.S. accredited investors at $0.40 per share for proceeds of $300,000.

On June 1, 2017, the Company issued 250,000 shares of common stock for a 12-month investor relations consulting agreement. The Company recorded fair value of $55,000 ($0.22 per share) based upon the most recent trading price per share of the Company’s stock.

On September 6, 2017, the Company issued 758,401 shares of common stock Rick Gutshall, former Interim-Chief Executive Office, former Chief Financial Officer, and Director, related to the merger of the Company and Alamo CBD. The Company recorded fair value of $144,096 ($0.19 per share) based upon the most recent trading price per share of the Company’s stock.

On October 12, 2017, the Company issued a promissory note to Tangiers Global, in the principal amount of $50,000 in order to induce Tangiers Global to enter into the Investment Agreement. The note bears interest at a rate of 10% per annum and matures on May 12, 2018. Tangiers Global may, at any time, convert the unpaid principal amount of the note into shares of the Company’s common stock at a conversion price of $0.1666 per share.

On October 17, 2017, the Company issued 329,670 shares of its common stock to Tangiers pursuant to Tangiers’ conversion of $30,000 of Note 1 at a conversion price of $0.09.

On December 18, 2017, the Company issued 516,648 shares of its common stock to Tangiers pursuant to Tangiers’ conversion of $45,000 of Note 1 at a conversion price of $0.09.

Common Stock Warrants

On September 26, 2016, the Company issued the Rifici Note to Chuck Rifici Holdings, Inc., relating to the issuance of $225,500 in aggregate principal including a $204,000 actual payment of purchase price plus a 10% original issue discount. In conjunction with the issuance of the Rifici Note, the Company issued a one-year warrant to purchase 250,000 shares of common stock at an exercise price of $0.30 per share. The warrant expired September 26, 2017 and was not exercised.

	Number of Warrants	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2016	500,000		$0.40	—
Granted	—		—	—
Exercised	—		—	—
Canceled/Forfeited	250,000		0.50	—
Expired	250,000		0.30
Balance December 31, 2017	—	$		—

There were no warrants outstanding as of December 31, 2017.

Common Stock Equivalents

For the year ended December 31, 2016, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.30 - 0.50	500,000	0.69	32,500

Lattice Binomial model was used to value aggregate intrinsic value.

The Company has the following common stock equivalents for the years ended December 31, 2017 and 2016, respectively:

	2017	2016
Convertible debt (exercise price - $0.30/share)	3,580,375	916,667
Series A convertible preferred shares (exercise price - $0.08/share)	—	1,633,987
	3,580,375	2,550,654